Expense Example - FidelityLow-PricedStockFund-RetailPRO - FidelityLow-PricedStockFund-RetailPRO - Fidelity Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 94
3 years	293
5 years	509
10 years	$ 1,131